Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Financial instruments measured at fair value by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
		Quote Prices in	Significant	Significant
	Carrying	Active Market for	Other	Unobservable
	Value	Identical Assets	Observable Inputs	Inputs
	on Balance Sheets	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2017:
Assets:
Term deposits and short term investments	737,657	12,807	724,850	—
Restricted cash	336,700	336,700	—	—
Available-for-sale debt investments	1,196,330	—	—	1,196,330
As of December 31, 2018:
Assets:
Term deposits and short term investments	912,594	93,398	819,196	—
Restricted cash	269,648	269,648	—	—
Available-for-sale debt investments	1,961,474	—	—	1,961,474
Equity investments without readily determinable fair values	13,236	—	—	13,236
Financial assets – contingent returnable consideration	18,211	—	—	18,211

Reconciliation of the fair value measurements of available-for-sale investments using significant unobservable inputs (level 3)

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments using significant unobservable inputs (level 3) from January 1, 2016 to December 31, 2018 (in thousands):

Fair Value Measurements of
Available-for-sale Debt Investments
RMB
Beginning balance as of January 1, 2016	513,994
Additional investments obtained from conversion of convertible loans	143,820
Change in fair value	247,336
Currency translation adjustment	34,282
Ending balance as of December 31, 2016	939,432
Change in fair value	321,538
Currency translation adjustment	(64,640)
Ending balance as of December 31, 2017	1,196,330
Change in fair value	698,592
Currency translation adjustment	64,552
Additional investments	2,000
Ending balance as of December 31, 2018	1,961,474

Key inputs used in valuation of available-for-sale investments

	As of December 31,
	2016	2017	2018
			Under the Status Quo	Under the Trade Sale
			Scenario*	Scenario**
Discount rate	23.0%	23.0%	22.5%	17.0%
Lack of marketability discount (“DLOM”)	25.0%	25.0%	20.0%	15.0%
Volatility	47.0%	45.3%	44.5%	44.8%
Revenue growth rate	10%-349.0%	5.0%-93.8%	3.7%-75.8%	3.7%-75.8%
Terminal growth rate	3.0%	3.0%	3.0%	3.0%
Control premium	N/A	N/A	N/A	30.0%
Probability of each scenario	N/A	N/A	60.0%	40.0%

*   Under the status quo scenario, the Company would not close the transaction contemplated under the LOI, and would keep holding the investments of convertible redeemable preferred shares in Particle and maintain the status quo.

**Under the trade sale scenario, the Company would close the transaction contemplated under the LOI, and the Company would go through trade sales on the investments of convertible redeemable preferred shares in Particle.